Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Y	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2010
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Company accounts for owned joint venture	50.00%
Shares held	75.40%
Company purchased equity interest	$ 700,000		$ 700,000		$ 700,000
Third part holdings	5.00%
Average annual rate of interest	0.34%
Face amount sold	33,700,000		79,000,000		52,000,000
Impairment on goodwill
Intangible Assets Amortization Period Minimum	7
Intangible Assets Amortization Period Maximum	12
Impairment charge	$ 30,142,000
Revenue recognition period	1 year
Percentage of uncertain tax positions realized upon ultimate resolution	50
Minimum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Company accounts for owned joint venture	20.00%
Post-sale service and maintenance period	6 months
Maximum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Company accounts for owned joint venture	50.00%
Shares held	79.50%
Post-sale service and maintenance period	12 months